Form N-CSR Cover	12 Months Ended
Sep. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Amendment Description	Registrant is filing this amendment to its Form N‑CSR for the annual period ended September 30, 2025 originally filed with the Securities and Exchange Commission on November 26, 2025 (Accession Number 0001192135‑25‑298793). The sole purpose of this amendment is to include the PwC Change in Accountant notice for Item 19(a)(5). Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N‑CSR filing.
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025